Schedule of Fair Value Measurement hierarchy (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets, Fair value
Cash and banks	BRL 1,111,840	BRL 532,285
Cash equivalents	13,786,223	1,916,921
Short-term investments	1,927,686	282,700
Derivative financial instruments	7,386,703	3,221,481
Available-for-sale financial asset	3,541,314	4,284,416
Liabilities
Derivative financial instruments	2,510,343	666,922
Level 1
Assets, Fair value
Cash and banks	1,111,840	532,285
Level 2
Assets, Fair value
Cash equivalents	13,786,223	1,916,921
Short-term investments	1,927,686	282,700
Derivative financial instruments	7,386,703	3,221,481
Liabilities
Derivative financial instruments	2,510,343	666,922
Level 3
Assets, Fair value
Available-for-sale financial asset	BRL 3,541,314	BRL 4,284,416